INVESTMENTS IN REHABILITATION OBLIGATION FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Changes in investments in rehabilitation obligation funds movement [abstract]
Opening balance, in environmental rehabilitation trust funds	R 542.2	R 508.9
FWGR Acquisition, in environmental rehabilitation trust funds	0.0	0.0
Growth, in environmental rehabalitation trust funds	22.5	33.3	R 30.5
Cash and cash equivalents, in environmental rehabilitation trust funds	564.7	542.2	508.9
Opening balance, for environmental rehabilitation guarantees	83.8	78.6
Growth, for environmental rehabilitation guarantees	3.7	5.2	7.9
Closing balance, for environmental rehabilitation guarantees	87.5	83.8	R 78.6
Investments in rehabilitation obligation funds	R 652.2	R 626.0